Fair Value Disclosures - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Securities available for sale	$ 779,347	$ 1,412,830
Loans held for sale, carried at fair value	$ 26,518	$ 55,470	$ 92,434
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	$ 28,860	$ 54,419	$ 88,578
U.S. agency
Assets
Securities available for sale	12,101	34,674
U.S. agency residential mortgage-backed
Assets
Securities available for sale	90,458	307,985
U.S. agency commercial mortgage-backed
Assets
Securities available for sale	13,453	22,926
Private label mortgage-backed
Assets
Securities available for sale	93,845	102,615
Other asset backed
Assets
Securities available for sale	194,725	216,170
Obligations of states and political subdivisions
Assets
Securities available for sale	295,677	576,076
Corporate
Assets
Securities available for sale	78,157	149,959
Trust preferred
Assets
Securities available for sale	931	1,919
Foreign government
Assets
Securities available for sale		506
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Assets
Securities available for sale	779,347	1,412,830
Derivative financial instruments	39,747	12,283
Liabilities
Derivatives	19,127	5,961
Significant Un- observable Inputs (Level 3)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Recurring
Assets
Loans held for sale, carried at fair value	26,518	55,470
Capitalized mortgage loan servicing rights	42,489	26,232
Derivative financial instruments	39,747	12,283
Liabilities
Derivatives	19,127	5,961
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	20,367
Recurring | U.S. agency
Assets
Securities available for sale	12,101	34,674
Recurring | U.S. agency residential mortgage-backed
Assets
Securities available for sale	90,458	307,985
Recurring | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	13,453	22,926
Recurring | Private label mortgage-backed
Assets
Securities available for sale	93,845	102,615
Recurring | Other asset backed
Assets
Securities available for sale	194,725	216,170
Recurring | Obligations of states and political subdivisions
Assets
Securities available for sale	295,677	576,076
Recurring | Corporate
Assets
Securities available for sale	78,157	149,959
Recurring | Trust preferred
Assets
Securities available for sale	931	1,919
Recurring | Foreign government
Assets
Securities available for sale		506
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	20,367
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign government
Assets
Securities available for sale		0
Recurring | Significant Other Observable Inputs (Level 2)
Assets
Loans held for sale, carried at fair value	26,518	55,470
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	39,747	12,283
Liabilities
Derivatives	19,127	5,961
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	0
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets
Securities available for sale	12,101	34,674
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	90,458	307,985
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	13,453	22,926
Recurring | Significant Other Observable Inputs (Level 2) | Private label mortgage-backed
Assets
Securities available for sale	93,845	102,615
Recurring | Significant Other Observable Inputs (Level 2) | Other asset backed
Assets
Securities available for sale	194,725	216,170
Recurring | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets
Securities available for sale	295,677	576,076
Recurring | Significant Other Observable Inputs (Level 2) | Corporate
Assets
Securities available for sale	78,157	149,959
Recurring | Significant Other Observable Inputs (Level 2) | Trust preferred
Assets
Securities available for sale	931	1,919
Recurring | Significant Other Observable Inputs (Level 2) | Foreign government
Assets
Securities available for sale		506
Recurring | Significant Un- observable Inputs (Level 3)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	42,489	26,232
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Corporate
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Trust preferred
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Foreign government
Assets
Securities available for sale		0
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	138	274
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	1,068	65
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	415	516
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	52	130
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	165	121
Nonrecurring | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	25	77
Nonrecurring | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	196	51
Nonrecurring | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	19	77
Nonrecurring | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	87	45
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	138	274
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	1,068	65
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	415	516
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	52	130
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	165	121
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	25	77
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	196	51
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	19	77
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	$ 87	$ 45